Business Overview and Basis of Presentation	12 Months Ended
Mar. 31, 2026
Business Overview and Basis of Presentation [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE – 1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Principal Activities

iOThree Limited (“iO3 Cayman”) was incorporated in the Cayman Islands on August 21, 2023 under the Companies Act as an exempted company with limited liability. The authorized share capital is $50,000 divided into 5,000,000 Ordinary Shares, at par value of US$0.01 each. On January 19, 2024, the authorized share capital increased to US$500,000 divided into 50,000,000 Ordinary Shares, at par value of US$0.01 each.

iO3 Cayman, through its subsidiaries (collectively with iO3 Cayman, the “Company”) are mainly engaged in the business of satellite communications and software.

Description of subsidiaries incorporated and controlled by the Company as at balance sheet date:

Name	Background	Effective ownership

iOThree Maritime Technologies Limited (“iO3 BVI”)	● British Virgin Islands company ● Incorporated on August 21, 2023 ● Issued and outstanding 1,000 ordinary shares for US$1,000 ● Investment holding ● Provision of investment holding	100% owned by iOThree Cayman

iO3 Pte. Ltd. (“iO3 Singapore”)	● Singaporean company ● Incorporated on February 19, 2019 ● Issued and outstanding 147,360 ordinary shares for US$802,137 ● Satellite communications and software	100% owned by iO3 BVI

iO3 Sdn. Bhd.	● Malaysian company ● Incorporated on April 23, 2025 ● Issued and outstanding 100 ordinary shares for RM100 ● Satellite communications and software	100% owned by iO3 Singapore

Reorganization

On August 21, 2023, our founder and Chief Executive Officer, Eng Chye Koh, incorporated iOThree Maritime Technologies Limited (“iO3 BVI”), a holding company incorporated under the laws of the British Virgin Islands, which has no substantial operations in the British Virgin Islands. On September 4, 2023, iO3 Cayman acquired 100% of the equity interests of iO3 BVI from Mr. Koh.

On October 6, 2023, as part of a reorganization for the purpose of this offering and listing on Nasdaq, iO3 BVI (at the direction of iO3 Cayman), acquired the entire equity interest in iO3 Singapore from its shareholders, namely Eng Chye Koh, Joanna Hui Cheng Soh, Zhenhua Yin, Wei Meng See, Loo Koon Goh and Tsang Nga Kwok, and as consideration, iO3 Cayman allotted and issued its shares to Tsang Nga Kwok and iO3 Strategic Investments Limited, which is owned by Eng Chye Koh, Joanna Hui Cheng Soh, Zhenhua Yin, Wei Meng See and Loo Koon Goh (i.e., iO3 Cayman allotted and issued an aggregate of 50,000 Ordinary Shares of par value of US$0.01 each of iO3 Cayman credited as fully paid to Tsang Nga Kwok and iO3 Strategic Investments Limited for a consideration of US$1,630,695 determined based on the net assets of iO3 Singapore as at March 31, 2023, which is settled by the transfer of an aggregate of 147,360 ordinary shares of iO3 Singapore to iO3 BVI). After the reorganization, iO3 Singapore became a wholly-owned subsidiary of iO3 BVI, which in turn, is our wholly-owned subsidiary.

On February 8, 2024, as of the final step in the series of reorganization transactions for the purpose of this offering and listing on Nasdaq, each shareholder of iO3 Cayman (i.e., iO3 Strategic Investments Limited, All Wealthy International Limited, Tsang Nga Kwok, One Investment and Consultancy Limited, Sakal Capital Pte. Ltd. and Shao Qi Limited) was allotted and issued shares in iO3 Cayman that were in proportion to their existing shareholdings, credited as fully paid up at par value out of the share premium account of iO3 Cayman. After such allotment and issuance, the total number of issued and outstanding shares of iO3 Cayman increased from 100,000 Ordinary Shares to 15,000,000 Ordinary Shares.

The financial statements of the Company were prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company. Accordingly, the results of the Company include the results of the subsidiaries for year ended March 31, 2026, 2025 and 2024. Such manner of presentation reflects the economic substance of the companies, which were under common control throughout the relevant period, as a single economic enterprise, although the legal parent-subsidiary relationships were not established.

Forward Share Consolidation and Share Split

On August 22, 2024, the Company conducted share consolidation and share split as follow:

(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and

(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.

Subsequent to the above exercise, the Company has an authorised share of 80,000,000 ordinary shares of par value US$0.00625 each and 24,000,000 ordinary shares outstanding, before giving effect to the one-for-ten reverse share split on November, 10,2025 (see below for further information). All share and per share data prior to August 22, 2024 have been retroactively adjusted to reflect the forward share consolidation and share split throughout these consolidated financial statements.

Reverse Share Split

On October 10, 2025, at the Extraordinary General Meeting of Members of iOThree Limited (the “Company”), the Company’s shareholders approved:

(a) the Second Amended and Restated Memorandum and Articles of Association, increased the authorized share capital of the Company from US$500,000.00 divided into 80,000,000 ordinary shares of a par value of US$0.00625 each to US$5,000,000.00 divided into 800,000,000 shares of a par value of US$0.00625 each, comprising (i) 700,000,000 ordinary shares of a par value of US$0.00625 each, (ii) 90,000,000 class A shares of a par value of US$0.00625 each (the “Class A Shares”), and (iii) 10,000,000 preferred shares of a par value of US$0.00625 each ; and

(b) the redesignation of certain issued ordinary shares, par value $0.00625 per share, as issued class A shares, par value $0.00625 per share (the “Class A Shares”), on a one-for-one basis.

(c) a share consolidation of the Company’s issued and unissued shares, par value US$0.00625 each, at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-twenty (20), with the exact ratio determined by the Company’s Board of Directors.

On November 10, 2025, the Company conducted a one-for-ten reverse share split (Reverse Split) of the Company’s issued and unissued ordinary shares, Class A shares, and preferred shares, at a new par value of $0.0625 per share.  No fractional shares will be issued as a result of the reverse share split, and instead, all such fractional shares resulting from the reverse share split will be rounded up to the nearest whole share. Prior to the reverse share split, the Company has 7,333,257 Ordinary Shares and 18,316,743 class A shares issued and outstanding, and no preferred shares outstanding. Following the reverse share split, the Company has 733,347 Ordinary Shares and 1,831,675 class A shares issued and outstanding, exclusive of shares issuable under outstanding warrants, and the Company has 70,000,000 authorized Ordinary Shares, 9,000,000 authorized class A shares and 1,000,000 authorized preferred shares. The rounding up of fractional shares resulted in the issuance of 21 additional Ordinary Shares and 1 additional Class A Shares. The effect of the rounded-up shares was recorded within shareholders’ equity and did not have a material impact on total shareholders’ equity. All the shares number and the per-share data included in these consolidated financial statements have been retroactively adjusted as though the Reverse Share Split has been effected prior to all periods presented.